INCOME TAXES - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 219	$ 105	$ 75
(Charged)/credit to the income statement	56	106	18
Credit directly to equity	19	(9)	(13)
Credit/(charged) directly to balance sheet - Acquisitions	11
Exchange adjustments	1	(1)	(1)
Ending balance	268	219	105
Unrealized profit in inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	8	8	14
(Charged)/credit to the income statement	0	0	(6)
Credit directly to equity	0	0	0
Credit/(charged) directly to balance sheet - Acquisitions	0
Exchange adjustments	0	0	0
Ending balance	8	8	8
Inventory costs capitalized
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	26	15	4
(Charged)/credit to the income statement	18	11	11
Credit directly to equity	0	0	0
Credit/(charged) directly to balance sheet - Acquisitions	0
Exchange adjustments	0	0	0
Ending balance	44	26	15
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	31	20	6
(Charged)/credit to the income statement	(2)	2	1
Credit directly to equity	21	(9)	(13)
Credit/(charged) directly to balance sheet - Acquisitions	0
Exchange adjustments	0	0	0
Ending balance	8	31	20
Short-term temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	19	23	19
(Charged)/credit to the income statement	4	(4)	4
Credit directly to equity	0	0	0
Credit/(charged) directly to balance sheet - Acquisitions	0
Exchange adjustments	0	0	0
Ending balance	23	19	23
Long-term temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1)	9	4
(Charged)/credit to the income statement	(3)	(9)	6
Credit directly to equity	0	0	0
Credit/(charged) directly to balance sheet - Acquisitions	6
Exchange adjustments	0	(1)	(1)
Ending balance	2	(1)	9
Litigation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	31	24	24
(Charged)/credit to the income statement	(11)	7	0
Credit directly to equity	0	0	0
Credit/(charged) directly to balance sheet - Acquisitions	0
Exchange adjustments	0	0	0
Ending balance	20	31	24
Carry-forward losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	87	0	0
(Charged)/credit to the income statement	51	87	0
Credit directly to equity	0	0	0
Credit/(charged) directly to balance sheet - Acquisitions	7
Exchange adjustments	3	0	0
Ending balance	148	87	0
State taxes
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	13	8	7
(Charged)/credit to the income statement	0	5	1
Credit directly to equity	(2)	0	0
Credit/(charged) directly to balance sheet - Acquisitions	2
Exchange adjustments	0	0	0
Ending balance	17	13	8
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(3)	(4)	(4)
(Charged)/credit to the income statement	(3)	1	0
Credit directly to equity	0	0	0
Credit/(charged) directly to balance sheet - Acquisitions	(5)
Exchange adjustments	0	0	0
Ending balance	(11)	(3)	(4)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	8	2	1
(Charged)/credit to the income statement	2	6	1
Credit directly to equity	0	0	0
Credit/(charged) directly to balance sheet - Acquisitions	1
Exchange adjustments	(2)	0	0
Ending balance	$ 9	$ 8	$ 2